Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Convertible Bonds due 2028
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	6,371,079	0	6,371,079	34,507,611
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	37,500,000	0	37,500,000	0
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	9,051,662	8,689,997	9,051,662	8,689,997
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	2,048,057	750,000	2,048,057	750,000
PSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	1,621,130	750,000	1,621,130	886,610